Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2024
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Equity in Affiliates and Joint Ventures
Honda’s equity in affiliates and joint ventures as of March 31, 2023 and 2024 is as follows:

	Yen (millions)
	2023	2024
Investments accounted for using the equity method:
Affiliates	¥499,942	¥715,901
Joint ventures	416,004	491,067

Total	¥915,946	¥1,206,968

Honda’s equity of undistributed earnings:
Affiliates	¥87,284	¥111,787
Joint ventures	259,675	279,915

Total	¥346,959	¥391,702

Share of Comprehensive Income of Affiliates and Joint Ventures
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen (millions)
	2022	2023	2024
Profit for the year:
Affiliates	¥(17,844)	¥(81,504)	¥26,490
Joint ventures	220,356	198,949	84,327

Total	¥202,512	¥117,445	¥110,817

Other comprehensive income:
Affiliates	¥26,673	¥25,920	¥31,797
Joint ventures	52,560	4,801	30,856

Total	¥79,233	¥30,721	¥62,653

Comprehensive income for the year:
Affiliates	¥8,829	¥(55,584)	¥58,287
Joint ventures	272,916	203,750	115,183

Total	¥281,745	¥148,166	¥173,470

Summarized Consolidated Financial Information
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2023 and 2024 is as follows:

	Yen (millions)
	2023	2024
Current assets	¥615,524	¥602,784
Non-current assets	279,691	361,830

Total assets	895,215	964,614

Current liabilities	520,257	552,719
Non-current liabilities	31,680	37,016

Total liabilities	551,937	589,735

Total equity	¥343,278	¥374,879

Honda’s share of total equity (50%)	171,639	187,439
Equity method adjustments	(636)	(612)

Carrying amount of its interest in the joint venture	¥171,003	¥186,827

Cash and cash equivalents included in current assets	¥99,862	¥163,009
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,803	6,549
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen (millions)
	2022	2023	2024
Sales revenue	¥1,994,534	¥1,777,882	¥1,816,390
Interest income	10,653	8,441	5,653
Depreciation and amortization	25,996	28,052	29,311
Income tax expense	60,868	52,826	8,207
Profit for the year	182,989	157,914	27,985
Other comprehensive income	44,812	3,256	24,398

Comprehensive income for the year	¥227,801	¥161,170	¥52,383

Comprehensive income for the year (50%)	113,901	80,585	26,192
Equity method adjustments	607	67	69

Honda’s share of comprehensive income for the year	¥114,508	¥80,652	¥26,261

Dividend from the joint venture to Honda	¥79,191	¥86,506	¥10,668

Combined Financial Information of Affiliates and Joint Ventures

Combined financial information in respect of affiliates as of March 31, 2023 and 2024, and for the years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen (millions)
For the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Sales revenue	¥173,696	¥3,120,190	¥7,146	¥3,301,032
Profit for the year	7,233	73,169	996	81,398

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥64,051	¥1,746,374	¥18,441	¥1,828,866
Non-current assets	25,654	2,050,459	24,110	2,100,223

Total assets	89,705	3,796,833	42,551	3,929,089

Current liabilities	29,887	1,205,478	4,319	1,239,684
Non-current liabilities	3,109	539,040	655	542,804

Total liabilities	32,996	1,744,518	4,974	1,782,488

Total equity	¥56,709	¥2,052,315	¥37,577	¥2,146,601

Sales revenue	¥189,332	¥3,800,943	¥9,187	¥3,999,462
Profit for the year	10,038	(45,204)	1,901	(33,265)

	Yen (millions)
As of and for the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥72,203	¥1,988,023	¥22,696	¥2,082,922
Non-current assets	24,867	2,400,612	26,272	2,451,751

Total assets	97,070	4,388,635	48,968	4,534,673

Current liabilities	29,538	1,348,062	5,433	1,383,033
Non-current liabilities	3,542	701,643	685	705,870

Total liabilities	33,080	2,049,705	6,118	2,088,903

Total equity	¥63,990	¥2,338,930	¥42,850	¥2,445,770

Sales revenue	¥178,964	¥4,425,320	¥10,335	¥4,614,619
Profit for the year	12,744	38,348	2,193	53,285

Combined financial information in respect of joint ventures as of March 31, 2023 and 2024, and for the years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen (millions)
For the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Sales revenue	¥811,764	¥4,612,394	¥3,940	¥5,428,098
Profit for the year	62,907	375,642	363	438,912

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥337,603	¥1,579,996	¥3,677	¥1,921,276
Non-current assets	134,567	544,319	989	679,875

Total assets	472,170	2,124,315	4,666	2,601,151

Current liabilities	275,607	1,397,048	1,791	1,674,446
Non-current liabilities	23,272	74,136	2,184	99,592

Total liabilities	298,879	1,471,184	3,975	1,774,038

Total equity	¥173,291	¥653,131	¥691	¥827,113

Sales revenue	¥1,071,031	¥4,360,348	¥6,022	¥5,437,401
Profit for the year	93,766	304,119	1,779	399,664

	Yen (millions)
As of and for the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥376,630	¥1,206,741	¥3,852	¥1,587,223
Non-current assets	201,692	682,236	880	884,808

Total assets	578,322	1,888,977	4,732	2,472,031

Current liabilities	320,335	1,026,763	1,875	1,348,973
Non-current liabilities	72,977	72,063	2,441	147,481

Total liabilities	393,312	1,098,826	4,316	1,496,454

Total equity	¥185,010	¥790,151	¥416	¥975,577

Sales revenue	¥1,103,578	¥4,003,276	¥4,183	¥5,111,037
Profit for the year	100,242	67,056	1,674	168,972